Retirement Benefit Obligations - Summary of Reconciliation of Scheme Asset (Detail) - Plan assets [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [Line Items]
Beginning balance	$ 3,174	$ 3,321
Interest income on scheme assets	52	46
Remeasurement adjustments - return on scheme assets excluding interest income	(534)	165
Employer contributions paid	35	43
Contributions paid by plan participants	7	7
Benefit and settlement payments	(142)	(258)
Administration expenses	(5)	(4)
Translation adjustment	(144)	(146)
Plan Assets, At Fair Value, Excluding Impact On Asset Ceiling	2,443	3,174
Remeasurement adjustments - impact on asset ceiling	(88)	0
Ending balance	2,355	3,174
Eurozone
Disclosure of defined benefit plans [Line Items]
Beginning balance	1,563
Ending balance	1,217	1,563
United States and Canada
Disclosure of defined benefit plans [Line Items]
Beginning balance	873
Ending balance	652	873
Switzerland
Disclosure of defined benefit plans [Line Items]
Beginning balance	460
Ending balance	303	460
Other
Disclosure of defined benefit plans [Line Items]
Beginning balance	278
Ending balance	$ 183	$ 278